CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (16,851,064)	$ (34,826,989)	$ (71,198,379)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Impairment on long-term investments	0	1,600,000	29,189,836
Share-based compensation	391,625	55,468	347,466
Changes in operating assets and liabilities:
Prepayments and other assets	(506,821)	(112,562)	109,106
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(8,628,371)	10,058,470	(58,278,734)
CASH FLOWS FROM INVESTING ACTIVITIES:
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(19,963,860)	(662)	12,775,363
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement	10,017,200
Exercise of share options		5	281,617
Repurchase of ordinary shares			(2,667,902)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	34,781,117	(9,037,223)	(1,552,185)
NET INCREASE (DECREASE) IN CASH	6,796,603	4,203,511	(46,446,920)
CASH-beginning of year	15,128,719	6,668,104
CASH-end of year	21,925,322	15,128,719	6,668,104
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	38,616	9,764	3,209,378
Cash paid for interest	676,894	2,114,388	2,413,014
Parent Company | Reportable Legal Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	(16,851,064)	(34,826,989)	(71,198,379)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in loss of subsidiaries, VIEs and VIEs' subsidiaries	13,721,974	28,512,556	35,994,910
Impairment on long-term investments		1,600,000	29,189,836
Share-based compensation	391,625	55,468	347,466
Changes in operating assets and liabilities:
Prepayments and other assets	154,654	(154,653)	344,195
Accrued expenses and other current liabilities	101,207	(40,618)	184,258
Interest payments on unsecured senior notes and short-term bank loan	(676,894)	(2,114,388)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(3,158,498)	(6,968,624)	(5,137,714)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in investment in subsidiaries, VIEs and VIE's subsidiaries			(1,000,000)
Purchase of long-term investments			(14,594,918)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES			(15,594,918)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement	10,017,200
Exercise of share options		3	281,616
Principal payments on unsecured senior notes	(10,000,000)	(10,000,000)
Loan to subsidiaries, VIEs and VIE's subsidiaries	(337,695)
Repayment from subsidiaries, VIEs and VIE's subsidiaries		11,738,667
Repurchase of ordinary shares			(2,667,902)
Proceeds from related party	2,000,000	5,004,290
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	1,679,505	6,742,960	(2,386,286)
NET INCREASE (DECREASE) IN CASH	(1,478,993)	(225,664)	(23,118,918)
CASH-beginning of year	1,483,484	1,709,148	24,828,066
CASH-end of year	$ 4,491	1,483,484	1,709,148
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for interest		$ 2,114,388	$ 2,413,014